Subsequent Events (Details Narrative) - USD ($)		1 Months Ended
	Mar. 15, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt instrument face amount			$ 25,000	$ 25,000
Subsequent Event [Member]
Debt instrument face amount		$ 25,000
Debt instrument periodic payment interest		4,741
Subsequent Event [Member] | Officer [Member]
Number of shares issued	145,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Preferred stock reedemable		$ 1,500,000